Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-38387
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Central Index Key	0001718405
Entity Tax Identification Number	82-2657796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 3030
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89446
City Area Code	(775)
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false